Schedule of Investments
March 31, 2021
(Unaudited)
Invesco Select Risk: Moderately Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–99.78%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Alternative Funds–7.84%
Invesco Fundamental Alternatives Fund, Class R6	2.48%	$8,762,959	$—	$—	$54,093	$—	$—	318,190	$8,817,052
Invesco Global Infrastructure Fund, Class R6	1.02%	3,461,890	14,098	—	131,796	—	14,098	314,541	3,607,784
Invesco Global Real Estate Income Fund, Class R6	1.88%	6,288,773	142,958	—	263,102	—	33,681	755,625	6,694,833
Invesco Macro Allocation Strategy Fund, Class R6(b)	2.46%	8,724,998	—	—	19,175	—	—	958,791	8,744,173
Invesco Master Event-Linked Bond Fund, Class R6	—	2,331,045	59,861	(2,061,456)	32,382	(361,832)	58,041	—	—
Total Alternative Funds		29,569,665	216,917	(2,061,456)	500,548	(361,832)	105,820		27,863,842
Domestic Equity Funds–26.26%
Invesco Discovery Mid Cap Growth Fund, Class R6	3.40%	12,452,772	—	(567,571)	103,672	88,298	—	334,177	12,077,171
Invesco Main Street Small Cap Fund, Class R6	4.70%	15,925,952	—	(1,282,666)	1,737,865	333,938	—	781,810	16,715,089
Invesco Russell 1000 Dynamic Multifactor ETF	4.67%	15,474,557	—	(581,969)	1,530,612	153,735	46,886	375,809	16,576,935
Invesco S&P 500® Low Volatility ETF	2.36%	7,948,167	156,107	—	275,839	—	34,516	144,112	8,380,113
Invesco S&P 500® Pure Growth ETF	4.50%	15,817,896	512,198	(479,896)	12,582	144,182	—	97,443	16,006,962
Invesco S&P 500® Pure Value ETF	3.98%	13,634,840	—	(2,401,048)	2,046,938	851,804	86,539	191,006	14,132,534
Invesco S&P SmallCap Low Volatility ETF	2.65%	8,726,915	—	(386,532)	1,009,827	65,730	32,083	205,185	9,415,940
Total Domestic Equity Funds		89,981,099	668,305	(5,699,682)	6,717,335	1,637,687	200,024		93,304,744
Fixed Income Funds–54.10%
Invesco Core Plus Bond Fund, Class R6	16.67%	58,845,474	2,092,136	—	(1,688,111)	—	132,117	5,328,192	59,249,499
Invesco Fundamental High Yield® Corporate Bond ETF	3.07%	10,640,523	315,129	—	(50,398)	—	100,805	563,579	10,905,254
Invesco Income Fund, Class R6	4.16%	14,078,260	452,760	—	256,319	—	131,396	1,860,043	14,787,339
Invesco International Bond Fund, Class R6	9.38%	32,770,710	2,986,077	—	(2,429,150)	—	134,552	6,160,376	33,327,637
Invesco Master Loan Fund, Class R6	4.10%	13,561,377	842,536	—	170,779	—	138,316	929,562	14,574,692
Invesco Taxable Municipal Bond ETF	11.05%	38,317,769	2,698,586	—	(1,769,323)	—	256,807	1,225,321	39,247,032
Invesco Variable Rate Investment Grade ETF	5.67%	19,080,890	1,003,267	—	76,961	—	27,202	804,193	20,161,118
Total Fixed Income Funds		187,295,003	10,390,491	—	(5,432,923)	—	921,195		192,252,571
Foreign Equity Funds–11.17%
Invesco Global Fund, Class R6	4.41%	16,050,989	199,113	(784,406)	100,602	99,864	—	133,148	15,666,162
Invesco International Select Equity Fund, Class R6(b)	1.96%	6,869,278	—	—	114,783	—	—	441,470	6,984,061
Invesco International Small-Mid Company Fund, Class R6	1.75%	6,528,605	—	(122,610)	(200,477)	6,315	—	115,914	6,211,833
Invesco RAFI™ Strategic Developed ex-US ETF	1.06%	3,462,908	—	—	296,789	—	21,408	127,230	3,759,697
Invesco S&P International Developed Low Volatility ETF	1.99%	6,853,705	121,356	—	93,699	—	53,011	232,525	7,068,760
Total Foreign Equity Funds		39,765,485	320,469	(907,016)	405,396	106,179	74,419		39,690,513
Money Market Funds–0.41%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.14%	564,111	3,290,147	(3,339,462)	—	—	53	514,796	514,796
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	0.10%	402,778	2,350,105	(2,385,330)	22	18	40	367,446	367,593
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	0.17%	644,699	3,760,168	(3,816,529)	—	—	20	588,338	588,338
Total Money Market Funds		1,611,588	9,400,420	(9,541,321)	22	18	113		1,470,727
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $317,673,815)	99.78%	348,222,840	20,996,602	(18,209,475)	2,190,378	1,382,052	1,301,571		354,582,397
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–99.78%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(c)	—	$1,186,189	$20,331,654	$(21,517,843)	$—	$—	$54(d)	—	$—
Invesco Private Prime Fund, 0.12%(c)	—	1,779,284	28,761,256	(30,540,993)	—	453	617(d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	2,965,473	49,092,910	(52,058,836)	—	453	671		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $317,673,815)	99.78%	$351,188,313	$70,089,512	$(70,268,311)	$2,190,378	$1,382,505	$1,302,242		$354,582,397
OTHER ASSETS LESS LIABILITIES	0.22%								765,988
NET ASSETS	100.00%								$355,348,385
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Select Risk: Moderately Conservative Investor Fund